Loan Payables (Tables)	12 Months Ended
Sep. 30, 2024
Loan Payables [Abstract]
Schedule of Short-Term Bank Loans

Outstanding balances on short-term bank loans consisted of the following:

Institution name	Maturity	Interest rate	Collateral/ earnings	September 30, 2024	September 30, 2023
China Construction Bank	December, 2024	4.15%	Xuezheng Chen	$198,219	$—
China Construction Bank	January, 2024	4.15%	Xuezheng Chen	$-	$139,280